American Century Investment Trust
PROSPECTUS SUPPLEMENT

HIGH-YIELD FUND * DIVERSIFIED BOND FUND

Supplement dated November 24, 2003 * Prospectus dated August 1, 2003
                                     (A Class, B Class, C Class and Advisor Class)

At Special Meeting, C Class shareholders of the High-Yield Fund and the
Diversified Bond Fund approved a proposal to increase the 12b-1 fee for the C
Class to 1.00% effective January 2, 2004.

The following replaces the Annual Fund Operating Expenses chart on page 7. The C
Class information for the High-Yield Fund and the Diversified Bond Fund has been restated to reflect the change in the Distribution and Service (12b-1) Fee.

       ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          Management    Distribution and         Other            Total Annual Fund
                          Fee (1)       Service (12b-1) Fees(2)  Expenses         Operating Expenses
       ----------------------------------------------------------------------------------------------
       High-Yield
          A Class         0.88%         0.25%                    0.00%(3)         1.13%
       ----------------------------------------------------------------------------------------------
          B Class         0.88%         1.00%                    0.00%(3)         1.88%
       ----------------------------------------------------------------------------------------------
          C Class         0.88%         1.00%(4)                 0.00%(3)         1.88%
       ----------------------------------------------------------------------------------------------
          Advisor Class   0.63%         0.50%(5)                 0.00%(3)         1.13%
       ----------------------------------------------------------------------------------------------
       Diversified Bond
          A Class         0.63%         0.25%                    0.00%(3)         0.88%
       ----------------------------------------------------------------------------------------------
          B Class         0.63%         1.00%                    0.00%(3)         1.63%
       ----------------------------------------------------------------------------------------------
          C Class         0.63%         1.00%(4)                 0.00%(3)         1.63%
       ----------------------------------------------------------------------------------------------
          Advisor Class   0.38%         0.50%(5)                 0.01%(6)         0.89%
       ----------------------------------------------------------------------------------------------

      (1) Based on assets of all classes of the funds during the funds' most recent fiscal year. The funds have a stepped fee schedule. As a result, the funds' management fee rates generally decrease as fund assets increase, and increase as fund assets decrease.

      (2) The 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate such financial intermediaries for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and
          Distribution Fees, page 28.

      (3) Other expenses, which include the fees and expenses of the funds'
          independent trustees and their legal counsel, as well as interest, were less than 0.005% for the current fiscal year.

      (4) The 12b-1 fee will increase to 1.00% effective January 2, 2004.

      (5) Half of the Advisor Class 12b-1 fee (0.25%) is for shareholder services provided by financial intermediaries, which would otherwise be paid by the advisor out of the unified management fee. The advisor has reduced its unified management fee for Advisor Class shares, but the fee for core investment advisory services is the same for all classes.

      (6) Other expenses include the fees and expenses of the funds' independent trustees and their legal counsel, as well as interest.

The following replaces the C Class information for the High-Yield Fund and the
Diversified Bond Fund in the Example chart on page 8.

       EXAMPLE
                           1 year      3 years     5 years    10 years
       ----------------------------------------------------------------------
       High-Yield
          C Class          $190        $587        $1,009     $2,181
       ----------------------------------------------------------------------
       Diversified Bond
          C Class          $165        $511        $881       $1,918
       ----------------------------------------------------------------------

The following replaces the third sentence in the section Service and
Distribution Fees on page 28.

       The plans provide for the funds to pay annual fees of 0.25% for A Class;
       1.00% for B Class; 1.00% for C Class; and 0.50% for Advisor Class to the
       distributor.

SH-SPL-36504   0311

American Century Government Income Trust * American Century Investment Trust *
American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated November 24, 2003 * Statement of Additional Information dated August 1, 2003,
                                     American Century Government Income Trust and American Century
                                     Investment Trust; October 1, 2003, American Century Municipal Trust

The following replaces the second sentence in the third paragraph in the section
Master Distribution and Individual Shareholder Services Plan (C Class Plan) on
page 39 of the American Century Government Income Trust Statement of Additional
Information.

    Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below).

The following replaces the second sentence in the third paragraph in the section
C Class Plan on page 55 of the American Century Investment Trust Statement of
Additional Information.

    Pursuant to the C Class Plan, the C Classes of High Yield and Diversified
    Bond pay the Advisor, as paying agent for the funds, a fee equal to 1.00%
    annually of the average daily net asset value of the C Class shares, 0.25%
    of which is paid for individual shareholder services (as described below)
    and 0.75% of which is paid for distribution services (as described below).
    Also pursuant to the C Class Plan, the C Class of Prime Money Market pays the Advisor, as paying agent for the fund, a fee equal to 0.75% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and
    0.50% of which is paid for distribution services (as described below).

The following replaces the second sentence in the third paragraph in the section
C Class Plan on page 44 of the American Century Municipal Trust Statement of
Additional Information.

    Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below).

SH-SPL-36568   0311